Commitments and contingencies	11 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Fixed asset purchase commitments
At December 31, 2019 and January 31, 2019, the Group had no capital commitments .
Other commitments

The Group enters into contracts in the normal course of business with contract research organizations to assist in the performance of research and development activities and other services and products for operating purposes. These contracts generally provide for termination on notice, and therefore are cancellable contracts and are not required to be disclosed.